Condensed Consolidated Statement of Cash Flows (Unaudited) - USD ($)	3 Months Ended	9 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Cash Flows from Operating Activities:
Net income:	$ 689,999	$ 3,408,788
Adjustments to reconcile net income to net cash used in operating activities:
Operating costs paid by Sponsor in exchange for issuance of Class B founder shares		12,463
Payment of operation costs through promissory note		45,200
Interest earned on marketable securities held in Trust Account	(2,462,864)	(4,043,585)
Initial loss on forward purchase agreement liability	893,425
Change in fair value of forward purchase agreement liability	(223,693)
Changes in operating assets and liabilities:
Other receivable	41,250	(41,250)
Prepaid expenses	(54,967)	(16,112)
Due from Sponsor		(4,466)
Short term prepaid insurance		(90,250)
Long-term prepaid insurance	22,563	(52,646)
Accrued expenses	943,358	458,624
Net cash used in operating activities	(150,929)	(323,234)
Cash Flows from Investing Activities:
Investment of cash into Trust Account		(231,150,000)
Net cash used in investing activities		(231,150,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid		226,000,000
Proceeds from sale of Private Placements Warrants		6,850,000
Repayment of promissory note – related party		(233,127)
Payment of offering costs		(475,550)
Net cash provided by financing activities		232,141,323
Net Change in Cash	(150,929)	668,089
Cash – Beginning of period	668,089
Cash – End of period	517,160	668,089
Noncash financing activities:
Deferred offering costs paid by Sponsor in exchange for issuance of Class B ordinary shares		12,537
Deferred offering costs paid through promissory note – related party		187,927
Deferred underwriting fee payable		10,720,000
Accretion of Class A ordinary shares to redemption value	$ 2,462,864	$ 21,063,682